Quarterly Holdings Report
for

Fidelity® Series Large Cap Value Index Fund

April 30, 2020

XS6-QTLY-0620
1.967968.106

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	2,116,227	$64,481,437
CenturyLink, Inc.	314,756	3,342,709
GCI Liberty, Inc. (a)	28,426	1,729,154
Verizon Communications, Inc.	1,199,529	68,912,941
		138,466,241
Entertainment - 2.2%
Activision Blizzard, Inc.	207,676	13,235,191
Cinemark Holdings, Inc.	30,825	440,181
Electronic Arts, Inc. (a)	8,000	914,080
Lions Gate Entertainment Corp.:
Class A (a)(b)	15,454	110,342
Class B (a)	32,784	218,997
Madison Square Garden Entertainment Corp. (a)	4,913	406,305
Take-Two Interactive Software, Inc. (a)	17,430	2,109,902
The Madison Square Garden Co. (a)	4,913	841,695
The Walt Disney Co.	506,074	54,731,903
Zynga, Inc. (a)	194,498	1,466,515
		74,475,111
Interactive Media & Services - 0.1%
IAC/InterActiveCorp (a)	9,027	2,017,354
TripAdvisor, Inc.	3,059	61,088
Zillow Group, Inc.:
Class A (a)	16,072	699,775
Class C (a)(b)	36,418	1,600,935
		4,379,152
Media - 1.8%
Charter Communications, Inc. Class A (a)	17,913	8,871,055
Comcast Corp. Class A	691,924	26,037,100
Discovery Communications, Inc.:
Class A (a)(b)	45,067	1,010,402
Class C (non-vtg.) (a)	97,852	1,997,159
DISH Network Corp. Class A (a)	75,343	1,884,705
Fox Corp.:
Class A	88,838	2,298,239
Class B	42,155	1,077,482
Interpublic Group of Companies, Inc.	101,403	1,721,823
John Wiley & Sons, Inc. Class A	12,490	469,000
Liberty Broadband Corp.:
Class A (a)	6,972	836,779
Class C (a)	30,676	3,763,332
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	56,593	1,821,729
Liberty Media Class A (a)	7,874	238,189
Liberty SiriusXM Series A (a)	24,272	818,209
Liberty SiriusXM Series C (a)	44,703	1,523,031
News Corp.:
Class A	110,255	1,092,627
Class B	35,710	364,956
Nexstar Broadcasting Group, Inc. Class A	2,900	203,116
Omnicom Group, Inc.	29,261	1,668,755
Sinclair Broadcast Group, Inc. Class A (b)	1,086	19,168
The New York Times Co. Class A	37,877	1,231,760
ViacomCBS, Inc.:
Class A	1,651	32,409
Class B	70,502	1,216,865
		60,197,890
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	60,183	5,284,067
Telephone & Data Systems, Inc.	28,911	567,234
U.S. Cellular Corp. (a)	4,493	143,012
		5,994,313

TOTAL COMMUNICATION SERVICES		283,512,707

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.3%
Aptiv PLC	69,455	4,830,595
BorgWarner, Inc.	59,561	1,701,658
Gentex Corp.	73,493	1,781,470
Lear Corp. (b)	17,600	1,718,640
The Goodyear Tire & Rubber Co.	66,984	480,275
		10,512,638
Automobiles - 0.5%
Ford Motor Co.	1,133,716	5,770,614
General Motors Co.	359,716	8,018,070
Harley-Davidson, Inc. (b)	44,185	964,559
Thor Industries, Inc. (b)	15,289	1,012,132
		15,765,375
Distributors - 0.1%
Genuine Parts Co.	40,626	3,220,829
LKQ Corp. (a)	76,368	1,997,023
		5,217,852
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (a)	24,516	949,014
Graham Holdings Co.	1,228	478,932
Grand Canyon Education, Inc. (a)(b)	12,424	1,068,712
H&R Block, Inc.	47,919	797,851
Service Corp. International	33,003	1,212,530
ServiceMaster Global Holdings, Inc. (a)	33,176	1,129,643
		5,636,682
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	72,300	1,974,513
Caesars Entertainment Corp. (a)	167,173	1,614,891
Carnival Corp. (b)	128,834	2,048,461
Choice Hotels International, Inc. (b)	5,502	412,925
Dunkin' Brands Group, Inc.	1,614	101,424
Extended Stay America, Inc. unit	52,691	572,751
Hilton Grand Vacations, Inc. (a)	21,188	436,473
Hyatt Hotels Corp. Class A (b)	10,437	587,186
International Game Technology PLC (b)	28,407	214,189
Las Vegas Sands Corp.	50,732	2,436,151
McDonald's Corp.	183,264	34,372,996
MGM Mirage, Inc.	129,339	2,176,775
Norwegian Cruise Line Holdings Ltd. (a)	48,873	801,517
Royal Caribbean Cruises Ltd. (b)	49,754	2,326,995
Six Flags Entertainment Corp. (b)	20,902	418,249
Vail Resorts, Inc.	1,232	210,672
Wyndham Destinations, Inc.	25,747	658,351
Wyndham Hotels & Resorts, Inc.	18,677	704,310
Wynn Resorts Ltd.	4,828	412,939
Yum China Holdings, Inc.	20,203	979,037
Yum! Brands, Inc.	9,747	842,433
		54,303,238
Household Durables - 0.6%
D.R. Horton, Inc.	97,051	4,582,748
Garmin Ltd.	41,914	3,401,740
Leggett & Platt, Inc.	38,106	1,338,664
Lennar Corp.:
Class A	46,773	2,341,924
Class B	2,622	100,029
Mohawk Industries, Inc. (a)	16,990	1,490,363
Newell Brands, Inc.	109,445	1,519,097
PulteGroup, Inc.	72,766	2,057,095
Toll Brothers, Inc.	35,219	845,960
Whirlpool Corp.	17,953	2,006,068
		19,683,688
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.	5,161	366,328
Liberty Interactive Corp. QVC Group Series A (a)	110,537	890,376
		1,256,704
Leisure Products - 0.0%
Brunswick Corp.	23,336	1,113,594
Mattel, Inc. (a)(b)	30,813	268,689
Polaris, Inc.	1,771	125,617
		1,507,900
Multiline Retail - 0.6%
Dollar General Corp.	4,419	774,651
Dollar Tree, Inc. (a)	31,205	2,486,102
Kohl's Corp. (b)	45,417	838,398
Macy's, Inc. (b)	89,830	526,404
Target Corp.	134,444	14,753,885
		19,379,440
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	14,543	1,758,394
AutoNation, Inc. (a)	15,708	584,966
Best Buy Co., Inc.	50,961	3,910,238
CarMax, Inc. (a)(b)	25,098	1,848,468
Dick's Sporting Goods, Inc.	17,682	519,674
Foot Locker, Inc.	30,023	769,489
Gap, Inc. (b)	62,008	503,505
L Brands, Inc. (b)	55,305	657,576
Penske Automotive Group, Inc. (b)	9,745	350,625
The Home Depot, Inc.	135,888	29,872,259
Tiffany & Co., Inc.	34,970	4,423,705
Urban Outfitters, Inc. (a)	20,079	348,170
Williams-Sonoma, Inc.	18,224	1,126,972
		46,674,041
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	24,093	367,418
Carter's, Inc.	6,955	543,881
Columbia Sportswear Co. (b)	2,967	216,265
Hanesbrands, Inc.	23,210	230,707
PVH Corp.	21,070	1,037,276
Ralph Lauren Corp.	13,919	1,026,944
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	24,194	681,787
Tapestry, Inc.	79,636	1,184,984
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	17,634	183,746
Class C (non-vtg.) (a)	19,833	183,852
		5,656,860

TOTAL CONSUMER DISCRETIONARY		185,594,418

CONSUMER STAPLES - 10.2%
Beverages - 1.1%
Brown-Forman Corp.:
Class A	1,014	57,514
Class B (non-vtg.)	3,112	193,566
Constellation Brands, Inc. Class A (sub. vtg.)	45,929	7,564,047
Keurig Dr. Pepper, Inc.	68,635	1,816,082
Molson Coors Beverage Co. Class B	50,323	2,063,746
PepsiCo, Inc.	64,946	8,591,706
The Coca-Cola Co.	353,347	16,215,094
		36,501,755
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	7,879	1,192,959
Grocery Outlet Holding Corp.	16,539	550,253
Kroger Co.	230,116	7,273,967
Sprouts Farmers Market LLC (a)	17,868	371,297
U.S. Foods Holding Corp. (a)	63,332	1,361,638
Walgreens Boots Alliance, Inc.	218,352	9,452,458
Walmart, Inc.	402,748	48,954,019
		69,156,591
Food Products - 2.3%
Archer Daniels Midland Co.	161,265	5,989,382
Beyond Meat, Inc. (b)	13,680	1,354,183
Bunge Ltd.	39,881	1,582,079
Campbell Soup Co.	20,912	1,045,182
Conagra Brands, Inc.	139,689	4,671,200
Flowers Foods, Inc.	56,537	1,259,644
General Mills, Inc.	175,276	10,497,280
Hormel Foods Corp. (b)	80,495	3,771,191
Ingredion, Inc.	19,347	1,570,976
Kellogg Co.	43,905	2,875,778
Lamb Weston Holdings, Inc.	31,303	1,920,752
McCormick & Co., Inc. (non-vtg.)	12,523	1,964,107
Mondelez International, Inc.	411,807	21,183,352
Pilgrim's Pride Corp. (a)	9,874	217,228
Post Holdings, Inc. (a)	10,394	954,689
Seaboard Corp.	75	225,833
The Hain Celestial Group, Inc. (a)	24,061	621,736
The Hershey Co.	5,309	703,071
The J.M. Smucker Co.	31,740	3,647,243
The Kraft Heinz Co.	180,767	5,482,663
TreeHouse Foods, Inc. (a)(b)	13,325	689,302
Tyson Foods, Inc. Class A	83,341	5,182,977
		77,409,848
Household Products - 3.3%
Clorox Co.	6,721	1,253,063
Colgate-Palmolive Co.	243,599	17,117,702
Energizer Holdings, Inc. (b)	18,153	707,241
Kimberly-Clark Corp.	98,914	13,697,611
Procter & Gamble Co.	664,434	78,316,836
Reynolds Consumer Products, Inc.	8,072	261,775
Spectrum Brands Holdings, Inc.	12,941	557,239
		111,911,467
Personal Products - 0.1%
Coty, Inc. Class A	84,121	458,459
Herbalife Nutrition Ltd. (a)(b)	24,404	911,489
Nu Skin Enterprises, Inc. Class A	16,119	470,836
		1,840,784
Tobacco - 1.3%
Altria Group, Inc.	277,613	10,896,310
Philip Morris International, Inc.	450,438	33,602,675
		44,498,985

TOTAL CONSUMER STAPLES		341,319,430

ENERGY - 6.4%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)(b)	22,155	204,048
Baker Hughes Co. Class A	188,634	2,631,444
Halliburton Co.	251,749	2,643,365
Helmerich & Payne, Inc.	30,916	611,209
National Oilwell Varco, Inc. (b)	111,182	1,405,340
Patterson-UTI Energy, Inc.	55,255	203,891
Schlumberger Ltd.	401,784	6,758,007
Transocean Ltd. (United States) (a)(b)	165,537	211,887
		14,669,191
Oil, Gas & Consumable Fuels - 6.0%
Antero Midstream GP LP (b)	70,696	335,806
Antero Resources Corp. (a)(b)	71,932	214,357
Apache Corp. (b)	108,371	1,417,493
Cabot Oil & Gas Corp.	43,198	933,941
Centennial Resource Development, Inc. Class A (a)	54,126	63,869
Cheniere Energy, Inc. (a)	28,453	1,328,471
Chesapeake Energy Corp. (a)(b)	1,896	33,180
Chevron Corp.	552,620	50,841,040
Cimarex Energy Co.	29,230	743,027
Concho Resources, Inc.	57,497	3,261,230
ConocoPhillips Co.	314,797	13,252,954
Continental Resources, Inc. (b)	24,545	402,293
Devon Energy Corp.	110,406	1,376,763
Diamondback Energy, Inc.	36,592	1,593,216
EOG Resources, Inc.	168,209	7,991,610
EQT Corp. (b)	73,344	1,070,089
Equitrans Midstream Corp. (b)	52,473	439,724
Exxon Mobil Corp.	1,227,127	57,024,592
Hess Corp.	77,680	3,778,355
HollyFrontier Corp.	43,406	1,434,134
Kinder Morgan, Inc.	565,481	8,612,276
Kosmos Energy Ltd.	103,417	170,638
Marathon Oil Corp.	231,090	1,414,271
Marathon Petroleum Corp.	186,509	5,983,209
Murphy Oil Corp. (b)	42,178	500,231
Noble Energy, Inc.	136,622	1,340,262
Occidental Petroleum Corp.	259,047	4,300,180
ONEOK, Inc.	80,975	2,423,582
Parsley Energy, Inc. Class A	36,045	340,625
PBF Energy, Inc. Class A	34,132	389,105
Phillips 66 Co.	127,830	9,353,321
Pioneer Natural Resources Co.	27,336	2,441,378
Range Resources Corp. (b)	59,116	344,646
Targa Resources Corp.	66,119	856,902
The Williams Companies, Inc.	351,476	6,808,090
Valero Energy Corp.	118,791	7,525,410
WPX Energy, Inc. (a)	120,882	741,007
		201,081,277

TOTAL ENERGY		215,750,468

FINANCIALS - 20.9%
Banks - 8.9%
Associated Banc-Corp.	44,706	632,143
Bank of America Corp.	2,316,846	55,720,146
Bank of Hawaii Corp.	11,467	781,820
Bank OZK	35,191	796,020
BankUnited, Inc.	27,191	538,654
BOK Financial Corp.	9,267	479,938
CIT Group, Inc.	24,874	472,109
Citigroup, Inc.	612,498	29,742,903
Citizens Financial Group, Inc.	125,593	2,812,027
Comerica, Inc.	38,402	1,338,694
Commerce Bancshares, Inc.	29,400	1,798,986
Cullen/Frost Bankers, Inc.	16,277	1,169,665
East West Bancorp, Inc. (b)	42,071	1,475,430
Fifth Third Bancorp	205,379	3,838,534
First Citizens Bancshares, Inc.	2,023	772,786
First Hawaiian, Inc.	37,879	666,292
First Horizon National Corp.	88,787	806,186
First Republic Bank	40,331	4,206,120
FNB Corp., Pennsylvania	94,175	761,876
Huntington Bancshares, Inc.	293,286	2,709,963
JPMorgan Chase & Co.	903,899	86,557,368
KeyCorp	283,328	3,300,771
M&T Bank Corp.	37,733	4,229,115
PacWest Bancorp	34,072	689,617
Peoples United Financial, Inc.	127,831	1,622,175
Pinnacle Financial Partners, Inc.	21,586	868,837
PNC Financial Services Group, Inc.	125,308	13,366,604
Popular, Inc.	27,162	1,048,182
Prosperity Bancshares, Inc.	23,544	1,410,992
Regions Financial Corp.	278,830	2,997,423
Signature Bank	7,758	831,502
Sterling Bancorp	56,564	697,434
SVB Financial Group (a)	13,900	2,685,063
Synovus Financial Corp.	37,705	792,182
TCF Financial Corp.	43,937	1,304,490
Texas Capital Bancshares, Inc. (a)	14,731	409,227
Truist Financial Corp.	387,823	14,473,554
U.S. Bancorp	403,554	14,729,721
Umpqua Holdings Corp.	64,045	802,164
Webster Financial Corp.	26,489	748,314
Wells Fargo & Co.	1,079,755	31,366,883
Western Alliance Bancorp.	24,454	877,410
Wintrust Financial Corp.	16,513	691,895
Zions Bancorp NA	47,200	1,491,992
		299,513,207
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	14,236	995,951
Ameriprise Financial, Inc.	31,534	3,624,518
Bank of New York Mellon Corp.	232,129	8,714,123
BGC Partners, Inc. Class A	86,868	268,856
BlackRock, Inc. Class A	34,320	17,230,013
Cboe Global Markets, Inc.	24,105	2,395,555
Charles Schwab Corp.	133,564	5,038,034
CME Group, Inc.	102,592	18,282,920
E*TRADE Financial Corp.	52,477	2,131,091
Eaton Vance Corp. (non-vtg.)	30,639	1,124,451
Evercore, Inc. Class A	7,133	368,063
Franklin Resources, Inc. (b)	80,163	1,510,271
Goldman Sachs Group, Inc.	92,351	16,939,020
Interactive Brokers Group, Inc.	15,697	643,577
Intercontinental Exchange, Inc.	95,812	8,570,383
Invesco Ltd.	109,639	945,088
Janus Henderson Group PLC (b)	45,486	814,199
Lazard Ltd. Class A	18,382	505,505
Legg Mason, Inc.	24,711	1,231,349
Morgan Stanley	337,326	13,300,764
Northern Trust Corp.	55,849	4,421,007
Raymond James Financial, Inc.	27,617	1,820,513
SEI Investments Co.	19,204	978,636
State Street Corp.	103,310	6,512,662
T. Rowe Price Group, Inc.	47,467	5,488,609
TD Ameritrade Holding Corp.	9,963	391,247
The NASDAQ OMX Group, Inc.	33,207	3,641,812
Virtu Financial, Inc. Class A	8,513	198,949
		128,087,166
Consumer Finance - 0.8%
Ally Financial, Inc.	108,777	1,782,855
American Express Co.	84,815	7,739,369
Capital One Financial Corp.	131,702	8,529,022
Credit Acceptance Corp. (a)(b)	336	104,688
Discover Financial Services	58,130	2,497,846
Navient Corp.	56,116	427,604
OneMain Holdings, Inc.	18,687	452,412
Santander Consumer U.S.A. Holdings, Inc.	29,439	458,954
SLM Corp.	121,537	1,013,619
Synchrony Financial	129,319	2,559,223
		25,565,592
Diversified Financial Services - 3.3%
AXA Equitable Holdings, Inc.	120,091	2,200,067
Berkshire Hathaway, Inc. Class B (a)	566,986	106,230,487
Jefferies Financial Group, Inc.	72,365	992,848
Voya Financial, Inc.	36,381	1,643,330
		111,066,732
Insurance - 3.8%
AFLAC, Inc.	210,324	7,832,466
Alleghany Corp.	3,633	1,938,968
Allstate Corp.	92,134	9,371,870
American Financial Group, Inc.	21,336	1,413,297
American International Group, Inc.	252,180	6,412,937
American National Insurance Co.	2,088	168,084
Arch Capital Group Ltd. (a)	95,679	2,299,166
Arthur J. Gallagher & Co.	42,562	3,341,117
Assurant, Inc.	17,490	1,858,138
Assured Guaranty Ltd.	26,905	799,886
Athene Holding Ltd. (a)	24,001	648,027
Axis Capital Holdings Ltd.	21,432	784,411
Brighthouse Financial, Inc. (a)	30,600	786,726
Brown & Brown, Inc.	64,193	2,305,171
Chubb Ltd.	130,535	14,099,085
Cincinnati Financial Corp.	44,104	2,902,043
CNA Financial Corp. (b)	8,148	257,314
Erie Indemnity Co. Class A (b)	2,390	425,563
Everest Re Group Ltd.	8,075	1,398,025
First American Financial Corp.	31,671	1,460,667
FNF Group	76,349	2,065,240
Globe Life, Inc.	30,916	2,545,623
Hanover Insurance Group, Inc.	11,128	1,117,029
Hartford Financial Services Group, Inc.	104,404	3,966,308
Kemper Corp.	14,877	1,000,032
Lincoln National Corp.	57,830	2,051,230
Loews Corp.	71,592	2,481,379
Markel Corp. (a)	3,604	3,120,487
Marsh & McLennan Companies, Inc.	17,901	1,742,304
Mercury General Corp.	7,814	320,061
MetLife, Inc.	225,265	8,127,561
Old Republic International Corp.	81,264	1,296,161
Primerica, Inc.	3,320	344,981
Principal Financial Group, Inc.	78,723	2,866,304
Progressive Corp.	113,617	8,782,594
Prudential Financial, Inc.	114,888	7,165,565
Reinsurance Group of America, Inc.	18,112	1,895,964
RenaissanceRe Holdings Ltd.	7,833	1,143,696
The Travelers Companies, Inc.	61,860	6,260,851
Unum Group	58,592	1,022,430
W.R. Berkley Corp.	41,578	2,245,212
White Mountains Insurance Group Ltd.	891	866,943
Willis Group Holdings PLC	37,345	6,658,240
		129,589,156
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	156,109	1,938,874
Annaly Capital Management, Inc.	414,121	2,588,256
Chimera Investment Corp.	53,938	419,098
MFA Financial, Inc.	126,951	222,164
New Residential Investment Corp.	119,809	729,637
Starwood Property Trust, Inc.	78,524	1,016,101
Two Harbors Investment Corp.	77,327	353,384
		7,267,514
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	100,121	731,885
New York Community Bancorp, Inc.	131,506	1,428,155
TFS Financial Corp. (b)	14,111	192,615
		2,352,655

TOTAL FINANCIALS		703,442,022

HEALTH CARE - 15.8%
Biotechnology - 1.7%
Agios Pharmaceuticals, Inc. (a)	15,573	640,673
Alexion Pharmaceuticals, Inc. (a)	14,936	1,605,172
Alkermes PLC (a)	44,930	615,990
Alnylam Pharmaceuticals, Inc. (a)	5,106	672,460
Amgen, Inc.	13,691	3,275,161
Biogen, Inc. (a)	33,064	9,814,387
bluebird bio, Inc. (a)(b)	15,872	855,183
Exelixis, Inc. (a)	50,861	1,256,012
Gilead Sciences, Inc.	316,465	26,583,060
Moderna, Inc. (a)(b)	6,279	288,771
Regeneron Pharmaceuticals, Inc. (a)	18,806	9,889,699
United Therapeutics Corp. (a)	12,474	1,366,651
		56,863,219
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	283,029	26,064,141
Baxter International, Inc.	74,079	6,576,734
Becton, Dickinson & Co.	70,998	17,929,125
Cantel Medical Corp. (b)	4,749	175,713
Danaher Corp.	169,118	27,644,028
Dentsply Sirona, Inc.	64,465	2,735,895
Envista Holdings Corp. (a)	14,751	287,202
Hill-Rom Holdings, Inc.	9,386	1,055,831
Hologic, Inc. (a)	14,817	742,332
ICU Medical, Inc. (a)	3,870	848,730
Integra LifeSciences Holdings Corp. (a)	20,406	1,041,726
Medtronic PLC	389,004	37,978,461
STERIS PLC	22,821	3,251,993
The Cooper Companies, Inc.	12,154	3,484,552
West Pharmaceutical Services, Inc.	5,126	970,147
Zimmer Biomet Holdings, Inc.	59,415	7,111,976
		137,898,586
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)(b)	24,911	598,113
Anthem, Inc.	52,053	14,612,839
Cardinal Health, Inc.	84,739	4,192,886
Centene Corp. (a)	24,052	1,601,382
Cigna Corp.	73,715	14,431,923
Covetrus, Inc. (a)(b)	28,551	339,471
CVS Health Corp.	376,229	23,156,895
DaVita HealthCare Partners, Inc. (a)	25,172	1,988,840
Encompass Health Corp.	13,930	922,863
HCA Holdings, Inc.	31,413	3,451,660
Henry Schein, Inc. (a)	36,930	2,014,901
Humana, Inc.	21,889	8,357,658
Laboratory Corp. of America Holdings (a)	26,341	4,331,777
McKesson Corp.	41,617	5,878,401
MEDNAX, Inc. (a)(b)	23,560	342,091
Molina Healthcare, Inc. (a)	3,887	637,351
Premier, Inc. (a)	17,734	588,059
Quest Diagnostics, Inc. (b)	38,488	4,237,914
Universal Health Services, Inc. Class B	22,621	2,390,813
		94,075,837
Health Care Technology - 0.0%
Change Healthcare, Inc.	31,283	364,134
Life Sciences Tools & Services - 0.9%
Adaptive Biotechnologies Corp.	5,554	177,784
Agilent Technologies, Inc.	81,196	6,224,485
Avantor, Inc.	26,653	448,037
Bio-Rad Laboratories, Inc. Class A (a)	6,135	2,700,014
IQVIA Holdings, Inc. (a)	29,337	4,183,163
PerkinElmer, Inc.	24,873	2,251,753
PPD, Inc.	8,033	191,989
QIAGEN NV (a)	63,921	2,664,866
Thermo Fisher Scientific, Inc.	36,871	12,339,986
		31,182,077
Pharmaceuticals - 6.3%
Allergan PLC	95,045	17,805,730
Bristol-Myers Squibb Co.	279,963	17,024,550
Catalent, Inc. (a)	44,321	3,064,797
Elanco Animal Health, Inc. (a)	114,564	2,830,876
Horizon Pharma PLC (a)	47,703	1,719,216
Jazz Pharmaceuticals PLC (a)	1,803	198,781
Johnson & Johnson	653,707	98,082,198
Merck & Co., Inc.	38,432	3,049,195
Mylan NV (a)	148,651	2,492,877
Nektar Therapeutics (a)(b)	41,009	787,373
Perrigo Co. PLC	36,443	1,942,412
Pfizer, Inc.	1,612,594	61,859,106
		210,857,111

TOTAL HEALTH CARE		531,240,964

INDUSTRIALS - 9.2%
Aerospace & Defense - 1.3%
BWX Technologies, Inc.	7,028	372,906
Curtiss-Wright Corp.	12,347	1,279,767
General Dynamics Corp.	68,903	9,000,110
Harris Corp.	31,795	6,158,692
Hexcel Corp.	1,682	58,180
Howmet Aerospace, Inc.	111,547	1,457,919
Huntington Ingalls Industries, Inc.	2,383	456,130
Raytheon Technologies Corp.	306,795	19,883,384
Spirit AeroSystems Holdings, Inc. Class A	3,045	67,477
Teledyne Technologies, Inc. (a)	10,340	3,367,428
Textron, Inc.	66,712	1,758,528
TransDigm Group, Inc.	2,781	1,009,725
		44,870,246
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	9,139	647,955
Expeditors International of Washington, Inc.	14,253	1,020,586
FedEx Corp.	69,868	8,857,166
XPO Logistics, Inc. (a)	11,093	740,347
		11,266,054
Airlines - 0.3%
Alaska Air Group, Inc.	18,867	613,555
American Airlines Group, Inc. (b)	102,771	1,234,280
Copa Holdings SA Class A (b)	9,127	403,505
Delta Air Lines, Inc.	131,733	3,413,202
JetBlue Airways Corp. (a)	75,907	739,334
Southwest Airlines Co.	54,477	1,702,406
United Airlines Holdings, Inc. (a)	60,305	1,783,822
		9,890,104
Building Products - 0.6%
A.O. Smith Corp.	32,714	1,386,419
Allegion PLC	6,589	662,458
Carrier Global Corp. (a)	234,808	4,158,450
Fortune Brands Home & Security, Inc.	27,597	1,330,175
Johnson Controls International PLC	221,605	6,450,922
Lennox International, Inc.	875	163,345
Masco Corp.	80,048	3,285,170
Owens Corning	31,215	1,353,482
Resideo Technologies, Inc. (a)	35,781	183,557
Trane Technologies PLC	4,057	354,663
		19,328,641
Commercial Services & Supplies - 0.3%
ADT, Inc.	32,254	184,815
Clean Harbors, Inc. (a)	14,974	800,061
IAA Spinco, Inc. (a)	3,391	130,893
KAR Auction Services, Inc.	3,528	52,849
Republic Services, Inc.	57,684	4,518,965
Stericycle, Inc. (a)	25,732	1,255,722
Waste Management, Inc.	26,810	2,681,536
		9,624,841
Construction & Engineering - 0.2%
AECOM (a)	43,560	1,579,486
Fluor Corp.	40,048	468,562
Jacobs Engineering Group, Inc.	37,141	3,073,418
Quanta Services, Inc.	31,450	1,143,522
Valmont Industries, Inc.	6,120	717,509
		6,982,497
Electrical Equipment - 0.7%
Acuity Brands, Inc.	8,402	727,529
AMETEK, Inc.	13,435	1,126,793
Eaton Corp. PLC	119,579	9,984,847
Emerson Electric Co.	161,993	9,238,461
GrafTech International Ltd. (b)	16,198	131,528
Hubbell, Inc. Class B	7,045	876,609
nVent Electric PLC	43,791	816,702
Regal Beloit Corp.	11,791	837,279
Sensata Technologies, Inc. PLC (a)	26,296	956,648
		24,696,396
Industrial Conglomerates - 1.4%
3M Co.	38,114	5,790,279
Carlisle Companies, Inc.	2,125	257,040
General Electric Co.	2,508,163	17,055,508
Honeywell International, Inc.	106,688	15,139,027
Roper Technologies, Inc.	25,058	8,545,530
		46,787,384
Machinery - 2.4%
AGCO Corp.	18,186	960,948
Caterpillar, Inc.	143,212	16,667,013
Colfax Corp. (a)	26,811	691,456
Crane Co.	14,398	783,971
Cummins, Inc.	42,482	6,945,807
Deere & Co.	72,969	10,584,883
Dover Corp.	23,542	2,204,708
Flowserve Corp.	29,748	838,001
Fortive Corp.	66,405	4,249,920
Gardner Denver Holdings, Inc. (a)(b)	41,880	1,217,870
Gates Industrial Corp. PLC (a)(b)	13,578	116,635
IDEX Corp.	10,950	1,682,249
ITT, Inc.	25,293	1,333,447
Lincoln Electric Holdings, Inc. (b)	967	77,853
Nordson Corp.	1,496	240,721
Oshkosh Corp.	19,699	1,330,273
Otis Worldwide Corp. (a)	117,580	5,985,998
PACCAR, Inc.	98,194	6,797,971
Parker Hannifin Corp.	37,070	5,861,508
Pentair PLC	48,270	1,669,659
Snap-On, Inc. (b)	15,709	2,046,726
Stanley Black & Decker, Inc.	43,876	4,835,135
Timken Co.	19,335	726,609
Trinity Industries, Inc. (b)	29,189	563,056
WABCO Holdings, Inc. (a)	2,394	321,706
Westinghouse Air Brake Co.	37,422	2,111,349
Woodward, Inc.	2,861	173,262
		81,018,734
Marine - 0.0%
Kirby Corp. (a)	17,137	915,459
Professional Services - 0.2%
CoreLogic, Inc.	21,621	830,679
Equifax, Inc.	5,316	738,392
IHS Markit Ltd.	41,799	2,813,073
Manpower, Inc.	16,908	1,255,250
Nielsen Holdings PLC	89,764	1,322,224
		6,959,618
Road & Rail - 1.2%
AMERCO (b)	2,552	714,892
CSX Corp.	136,753	9,057,151
J.B. Hunt Transport Services, Inc.	17,131	1,732,287
Kansas City Southern	27,710	3,617,541
Knight-Swift Transportation Holdings, Inc. Class A (b)	35,773	1,330,040
Landstar System, Inc.	1,069	110,438
Lyft, Inc. (a)	50,481	1,657,291
Norfolk Southern Corp.	64,674	11,065,721
Old Dominion Freight Lines, Inc.	16,229	2,357,911
Ryder System, Inc.	15,229	539,107
Schneider National, Inc. Class B	15,980	350,122
Uber Technologies, Inc.	244,913	7,413,517
		39,946,018
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (b)	28,357	741,536
Fastenal Co.	15,639	566,445
HD Supply Holdings, Inc. (a)	46,741	1,387,273
MSC Industrial Direct Co., Inc. Class A	12,712	758,144
United Rentals, Inc. (a)	6,211	798,114
Univar, Inc. (a)	48,612	705,846
Watsco, Inc.	9,398	1,512,984
WESCO International, Inc. (a)	11,938	308,836
		6,779,178
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	21,200	584,908

TOTAL INDUSTRIALS		309,650,078

INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.2%
Ciena Corp. (a)	44,325	2,050,031
CommScope Holding Co., Inc. (a)(b)	55,216	607,928
EchoStar Holding Corp. Class A (a)	14,268	450,155
F5 Networks, Inc. (a)	1,310	182,431
Juniper Networks, Inc.	96,238	2,078,741
Motorola Solutions, Inc.	12,925	1,858,744
ViaSat, Inc. (a)(b)	16,415	695,996
		7,924,026
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	23,291	1,465,470
Avnet, Inc.	28,480	854,970
Coherent, Inc. (a)	6,944	887,929
Corning, Inc.	149,761	3,296,240
Dolby Laboratories, Inc. Class A	15,842	950,995
FLIR Systems, Inc.	35,833	1,555,152
IPG Photonics Corp. (a)	9,570	1,237,688
Jabil, Inc.	33,677	957,774
Littelfuse, Inc.	6,788	985,889
National Instruments Corp.	35,647	1,369,558
SYNNEX Corp.	11,901	1,042,052
Trimble, Inc. (a)	60,217	2,085,315
		16,689,032
IT Services - 1.3%
Akamai Technologies, Inc. (a)	3,971	388,006
Alliance Data Systems Corp.	10,384	519,927
Amdocs Ltd.	38,486	2,480,038
CACI International, Inc. Class A (a)	7,119	1,780,747
Cognizant Technology Solutions Corp. Class A	146,982	8,527,896
DXC Technology Co.	74,237	1,345,917
Fidelity National Information Services, Inc.	68,595	9,046,995
IBM Corp.	101,554	12,751,120
Jack Henry & Associates, Inc.	2,592	423,922
Leidos Holdings, Inc.	38,618	3,815,845
Sabre Corp.	65,073	473,081
The Western Union Co.	94,531	1,802,706
VeriSign, Inc. (a)	9,363	1,961,455
		45,317,655
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	92,166	10,101,394
Applied Materials, Inc.	124,062	6,163,400
Cree, Inc. (a)(b)	28,880	1,245,594
First Solar, Inc. (a)(b)	23,720	1,043,917
Intel Corp.	1,240,706	74,417,546
Lam Research Corp.	5,082	1,297,333
Marvell Technology Group Ltd.	192,120	5,137,289
Maxim Integrated Products, Inc.	48,402	2,661,142
Microchip Technology, Inc.	48,847	4,285,347
Micron Technology, Inc. (a)	320,557	15,351,475
MKS Instruments, Inc.	15,556	1,559,178
ON Semiconductor Corp. (a)	118,281	1,897,819
Qorvo, Inc. (a)	33,530	3,286,946
Skyworks Solutions, Inc.	46,809	4,862,519
		133,310,899
Software - 0.3%
2U, Inc. (a)(b)	10,203	242,321
Autodesk, Inc. (a)	14,535	2,719,935
Bill.Com Holdings, Inc. (a)(b)	586	34,510
Cerence, Inc. (a)(b)	10,616	224,635
Ceridian HCM Holding, Inc. (a)(b)	5,144	303,342
Citrix Systems, Inc.	3,690	535,087
Dynatrace, Inc.	6,888	205,607
LogMeIn, Inc.	13,956	1,192,680
Medallia, Inc. (b)	3,603	77,392
Nortonlifelock, Inc.	162,634	3,459,225
Nuance Communications, Inc. (a)	82,892	1,674,418
SolarWinds, Inc. (a)(b)	9,256	157,167
SS&C Technologies Holdings, Inc.	6,123	337,745
		11,164,064
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. (a)	12,121	517,445
Hewlett Packard Enterprise Co.	377,975	3,802,429
HP, Inc.	399,681	6,199,052
Western Digital Corp.	86,021	3,963,848
Xerox Holdings Corp.	50,725	927,760
		15,410,534

TOTAL INFORMATION TECHNOLOGY		229,816,210

MATERIALS - 4.4%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	54,691	12,337,196
Albemarle Corp. U.S. (b)	30,392	1,866,981
Ashland Global Holdings, Inc.	16,081	992,037
Axalta Coating Systems Ltd. (a)	41,262	814,512
Cabot Corp.	16,440	557,152
Celanese Corp. Class A	34,454	2,862,094
CF Industries Holdings, Inc.	56,948	1,566,070
Corteva, Inc.	217,265	5,690,170
Dow, Inc.	217,023	7,962,574
DuPont de Nemours, Inc.	214,923	10,105,679
Eastman Chemical Co.	39,519	2,391,295
Element Solutions, Inc. (a)	39,287	402,692
FMC Corp.	37,374	3,434,671
Huntsman Corp.	62,361	1,048,288
International Flavors & Fragrances, Inc. (b)	30,926	4,052,234
Linde PLC	155,661	28,640,067
LyondellBasell Industries NV Class A	77,074	4,466,438
NewMarket Corp.	164	67,476
Olin Corp.	45,202	603,447
PPG Industries, Inc.	46,144	4,191,260
RPM International, Inc.	30,822	2,046,889
The Chemours Co. LLC	47,673	559,204
The Mosaic Co.	100,297	1,154,418
Valvoline, Inc. (b)	54,377	934,741
Westlake Chemical Corp.	10,343	449,403
		99,196,988
Construction Materials - 0.1%
Eagle Materials, Inc.	2,095	127,816
Martin Marietta Materials, Inc.	12,504	2,378,636
Vulcan Materials Co.	3,067	346,479
		2,852,931
Containers & Packaging - 0.5%
Aptargroup, Inc.	11,064	1,184,733
Ardagh Group SA	5,470	68,047
Avery Dennison Corp.	1,575	173,864
Berry Global Group, Inc. (a)(b)	23,392	930,768
Crown Holdings, Inc. (a)	15,875	1,022,509
Graphic Packaging Holding Co.	83,438	1,113,897
International Paper Co.	113,811	3,898,027
O-I Glass, Inc.	44,249	364,612
Packaging Corp. of America	27,110	2,620,182
Sealed Air Corp.	41,594	1,189,172
Silgan Holdings, Inc.	22,398	772,731
Sonoco Products Co.	28,783	1,405,762
WestRock Co.	73,547	2,367,478
		17,111,782
Metals & Mining - 0.8%
Alcoa Corp. (a)	53,498	436,009
Arconic Rolled Products Corp. (a)	27,697	241,518
Freeport-McMoRan, Inc.	419,856	3,707,328
Newmont Corp.	236,736	14,081,057
Nucor Corp.	88,319	3,637,860
Reliance Steel & Aluminum Co.	18,807	1,684,731
Royal Gold, Inc.	12,869	1,576,839
Southern Copper Corp.	6,499	210,828
Steel Dynamics, Inc.	59,728	1,449,599
United States Steel Corp. (b)	48,647	373,609
		27,399,378
Paper & Forest Products - 0.0%
Domtar Corp.	16,579	387,285

TOTAL MATERIALS		146,948,364

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Alexandria Real Estate Equities, Inc.	35,121	5,517,158
American Campus Communities, Inc.	39,692	1,400,731
American Homes 4 Rent Class A	42,296	1,021,025
Apartment Investment & Management Co. Class A	42,833	1,613,519
Apple Hospitality (REIT), Inc.	60,830	588,834
AvalonBay Communities, Inc.	40,310	6,568,515
Boston Properties, Inc.	44,809	4,354,539
Brandywine Realty Trust (SBI)	50,859	567,586
Brixmor Property Group, Inc.	85,756	981,906
Camden Property Trust (SBI)	26,992	2,377,185
Colony Capital, Inc.	129,047	298,099
Columbia Property Trust, Inc.	33,277	475,528
CoreSite Realty Corp.	2,388	289,402
Corporate Office Properties Trust (SBI)	32,405	856,140
Cousins Properties, Inc.	42,278	1,275,527
CubeSmart	55,700	1,403,640
CyrusOne, Inc.	32,327	2,267,739
Digital Realty Trust, Inc.	75,552	11,294,268
Douglas Emmett, Inc.	48,082	1,466,020
Duke Realty Corp.	106,244	3,686,667
Empire State Realty Trust, Inc.	42,979	359,304
EPR Properties	22,428	659,832
Equity Commonwealth	34,952	1,186,620
Equity Residential (SBI)	105,895	6,889,529
Essex Property Trust, Inc.	18,954	4,626,671
Extra Space Storage, Inc.	6,885	607,532
Federal Realty Investment Trust (SBI)	21,641	1,802,046
Gaming & Leisure Properties	58,614	1,655,259
HCP, Inc.	146,284	3,823,864
Healthcare Trust of America, Inc.	62,370	1,536,173
Highwoods Properties, Inc. (SBI)	29,457	1,143,226
Hospitality Properties Trust (SBI)	47,048	326,043
Host Hotels & Resorts, Inc.	205,503	2,529,742
Hudson Pacific Properties, Inc.	44,120	1,084,470
Invitation Homes, Inc.	154,511	3,654,185
Iron Mountain, Inc.	73,151	1,768,791
JBG SMITH Properties	35,270	1,197,417
Kilroy Realty Corp.	30,002	1,867,925
Kimco Realty Corp.	119,852	1,307,585
Life Storage, Inc.	13,456	1,178,611
Medical Properties Trust, Inc.	148,322	2,542,239
Mid-America Apartment Communities, Inc.	32,827	3,673,998
National Retail Properties, Inc.	49,546	1,617,181
Omega Healthcare Investors, Inc.	65,211	1,900,901
Outfront Media, Inc.	34,944	548,271
Paramount Group, Inc.	56,674	546,904
Park Hotels & Resorts, Inc.	69,004	656,228
Prologis, Inc.	212,237	18,937,908
Public Storage	10,403	1,929,236
Rayonier, Inc.	37,428	899,395
Realty Income Corp.	94,433	5,186,260
Regency Centers Corp.	48,016	2,108,383
Retail Properties America, Inc.	61,140	379,068
Simon Property Group, Inc.	10,163	678,584
SITE Centers Corp.	43,366	262,798
SL Green Realty Corp.	22,928	1,216,330
Spirit Realty Capital, Inc.	28,818	886,442
Store Capital Corp.	62,200	1,248,354
Sun Communities, Inc.	19,881	2,672,006
Taubman Centers, Inc.	16,820	724,942
The Macerich Co. (b)	41,033	306,517
UDR, Inc.	79,419	2,975,830
Ventas, Inc.	107,632	3,481,895
VEREIT, Inc.	309,854	1,698,000
VICI Properties, Inc.	133,466	2,324,978
Vornado Realty Trust	49,920	2,187,494
Weingarten Realty Investors (SBI)	35,256	641,307
Welltower, Inc.	118,928	6,092,681
Weyerhaeuser Co.	215,763	4,718,737
WP Carey, Inc.	49,383	3,248,414
		163,800,134
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	61,110	2,623,452
Howard Hughes Corp. (a)	7,964	431,330
Jones Lang LaSalle, Inc.	13,231	1,396,929
		4,451,711

TOTAL REAL ESTATE		168,251,845

UTILITIES - 7.2%
Electric Utilities - 4.4%
Alliant Energy Corp.	69,469	3,372,720
American Electric Power Co., Inc.	143,151	11,897,280
Avangrid, Inc. (b)	16,168	695,224
Duke Energy Corp.	211,076	17,869,694
Edison International	101,394	5,952,842
Entergy Corp.	57,590	5,500,421
Evergy, Inc.	65,799	3,844,636
Eversource Energy	93,816	7,570,951
Exelon Corp.	280,981	10,418,775
FirstEnergy Corp.	156,456	6,456,939
Hawaiian Electric Industries, Inc.	31,395	1,239,161
IDACORP, Inc.	14,488	1,329,709
NextEra Energy, Inc.	141,529	32,710,182
NRG Energy, Inc.	72,901	2,444,371
OGE Energy Corp.	57,763	1,820,690
PG&E Corp. (a)	153,079	1,628,761
Pinnacle West Capital Corp.	32,420	2,496,016
PPL Corp.	222,790	5,663,322
Southern Co.	301,541	17,106,421
Xcel Energy, Inc.	151,836	9,650,696
		149,668,811
Gas Utilities - 0.2%
Atmos Energy Corp.	35,016	3,570,582
National Fuel Gas Co. (b)	23,551	965,591
UGI Corp.	60,358	1,821,604
		6,357,777
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	191,757	2,540,780
Vistra Energy Corp.	122,423	2,392,145
		4,932,925
Multi-Utilities - 2.2%
Ameren Corp.	70,916	5,159,139
CenterPoint Energy, Inc.	145,186	2,472,518
CMS Energy Corp.	81,960	4,679,096
Consolidated Edison, Inc.	96,345	7,591,986
Dominion Energy, Inc.	238,162	18,369,435
DTE Energy Co.	53,655	5,566,170
MDU Resources Group, Inc.	57,729	1,296,593
NiSource, Inc.	107,777	2,706,280
Public Service Enterprise Group, Inc.	146,120	7,409,745
Sempra Energy	81,691	10,117,430
WEC Energy Group, Inc.	91,328	8,269,750
		73,638,142
Water Utilities - 0.3%
American Water Works Co., Inc.	52,258	6,359,276
Aqua America, Inc.	62,334	2,604,938
		8,964,214

TOTAL UTILITIES		243,561,869

TOTAL COMMON STOCKS
(Cost $3,323,800,399)		3,359,088,375

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.16% (c)	5,959,196	5,960,984
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	50,775,102	50,780,179
TOTAL MONEY MARKET FUNDS
(Cost $56,740,786)		56,741,163
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $3,380,541,185)		3,415,829,538
NET OTHER ASSETS (LIABILITIES) - (1.5)%(e)		(51,276,010)
NET ASSETS - 100%		$3,364,553,528

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	82	June 2020	$11,899,840	$2,106,022	$2,106,022

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $996,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,388
Fidelity Securities Lending Cash Central Fund	79,865
Total	$92,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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